Schedule of Unvested Awards and Weighted Average Period (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Unrecognized stock-based compensation expense (in thousands)	$ 5,470	$ 169
Expected weighted average period compensation cost	3 years 2 months 12 days	1 year 8 months 12 days